Other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions
Schedule of provisions recorded in the consolidated statement of financial position

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	217,491	2,535,825	256,669	68,662
Others	2,244,058	255,255	2,244,058	148,910
Total	2,461,549	2,791,080	2,500,727	217,572

Schedule of changes in provisions

	Litigation (*)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2023	496,302	2,539,796	3,036,098
Incorporated	272,044	281,812	553,856
Used	(162,221)	-	(162,221)
Released	(52,542)	(440,137)	(492,679)
Conversion effect	(228,252)	11,497	(216,755)
Changes	(170,971)	(146,828)	(317,799)
As of December 31, 2023	325,331	2,392,968	2,718,299
As of December 31, 2024
Additions for business combinations (1)	1,691,168	-	1,691,168
Incorporated	1,171,424	8,055	1,179,479
Used	(359,986)	-	(359,986)
Released	(70,013)	-	(70,013)
Conversion effect	(4,608)	98,290	93,682
Changes	2,427,985	106,345	2,534,330
As of December 31, 2024	2,753,316	2,499,313	5,252,629
(1)	See Note 1 - General information, letter C), number (12) .
(*)	See Note 35 - Contingencies and commitments.

Schedule of maturities of provisions

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	217,491	2,244,058	2,461,549
Between 1 and 5 years	576,140	255,255	831,395
More than 5 years	1,959,685	-	1,959,685
Total	2,753,316	2,499,313	5,252,629

The maturities of provisions as of December 31, 2023, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	256,669	2,244,058	2,500,727
Between 1 and 5 years	44,991	148,910	193,901
More than 5 years	23,671	-	23,671
Total	325,331	2,392,968	2,718,299